Investments (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Schedule of Investment

	As at March 31,
	2025		2026
Non-current
Financial instruments at FVTPL
Equity instruments (1)	₹	4,955	₹	7,336
Fixed maturity plan mutual funds		1,203		-
Financial instruments at FVTOCI
Equity instruments (1)		12,493		12,143
Financial instruments at amortized cost
Inter corporate and term deposits (3)		7,807		8,574
	₹	26,458	₹	28,053
Current
Financial instruments at FVTPL
Short-term mutual funds (2)	₹	88,776	₹	79,719
Fixed maturity plan mutual funds		300		1,281
Financial instruments at FVTOCI
Non-convertible debentures		219,389		210,328
Government securities		10,651		8,948
Commercial papers		2,858		14,227
Bonds		21,138		10,385
Financial instruments at amortized cost
Inter corporate and term deposits (3)		68,362		112,792
	₹	411,474	₹	437,680

Total	₹	437,932	₹	465,733

Financial instruments at FVTPL	₹	95,234	₹	88,336
Financial instruments at FVTOCI		266,529		256,031
Financial instruments at amortized cost		76,169		121,366

(1)
Uncalled capital commitments outstanding as at March 31, 2025 and 2026, was ₹ 1,576 and ₹ 2,577, respectively.
(2)
As at March 31, 2025 and 2026, short-term mutual funds include units placed on lien with bank on account of margin money for currency derivatives amounting to ₹ 233 and ₹ Nil, respectively.
(3)
These deposits earn a fixed rate of interest. As at March 31, 2025 and 2026, term deposits include deposits in lien with banks, held as margin money deposits against guarantees amounting to ₹ 953 and ₹ 961, respectively.

Summary of Financial Information in Respect of Investments Accounted for Using Equity Method

The aggregate summarized financial information in respect of the Company’s immaterial associate and joint venture that are accounted for using the equity method is set forth below:

	As at March 31,
Carrying amount of the Company’s interest in:	2025		2026
An associate accounted for using the equity method	₹	933	₹	1,716
(Unquoted: Series A Preferred Stock - 94,527; Common stock - 27,865, Series B Preferred Stock - 190,525 and Series C Preferred stock - 400)
A joint venture accounted for using the equity method	394		410
(Unquoted: Class A units - 5,850,000)
Total	₹	1,327	₹	2,126

	For the year ended March 31,
Company’s share of net profit / (loss) in the consolidated statement of income pertaining to:	2024		2025		2026
An associate accounted for using the equity method	₹	(8)	₹	129	₹	282
A joint venture accounted for using the equity method		(225)		125		(25)
Total	₹	(233)	₹	254	₹	257